SHAREHOLDERS' EQUITY (Schedule of MTIP and DSUP Activity) (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
SHAREHOLDERS' EQUITY [Abstract]
Balance, beginning of year	564,549	364,839
Acquired	5,291,621
Granted	9,502,347	386,126
Additional units added by performance factor		24,301
Vested and paid out	(148,154)	(221,775)
Forfeited	(66,522)	(27,279)
Units in lieu of dividends	55,934	38,337
Balance, ending of year	15,199,775	564,549